Earnings per share	6 Months Ended
Jun. 30, 2022
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Earnings per share
Note 15. Earnings per share
15.1 For the
six-month
periods ended June 30

	For the six-month period ended June 30,
	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(51,787)	(50,858)
Weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	44,163,914	45,497,127
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.17)	(1.12)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.17)	(1.12)
When we have net loss, in accordance with IFRS, we use the weighted average number of outstanding shares, basic to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share). When we have net income, in accordance with IFRS, we use the weighted average number of outstanding shares, diluted to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share).
15.1 For the three-month periods ended June 30

	For the three-month period ended June 30,
	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(39,919)	(18,947)
Weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	45,461,310	45,507,921
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis per share ($ / share)
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.88)	(0.42)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.88)	(0.42)
When we have net loss, in accordance with IFRS, we use the weighted average number of outstanding shares, basic to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share). When we have net income, in accordance with IFRS, we use the weighted average number of outstanding shares, diluted to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share).